Share capital (Details) - USD ($)				6 Months Ended
	Nov. 29, 2024	May 06, 2024	Feb. 07, 2024	Dec. 31, 2024	Jun. 30, 2024
Share capital
At the beginning of financial year				$ 13,500,000	$ 3,000,000
Issuance of shares				0
At end of financial year				$ 13,500,000	$ 13,500,000
Ordinary shares
Share capital
At the beginning of financial year, Number of shares				40,000	40,000
Shares issued	120,000			120,000
At end of financial year, Number of shares				160,000	40,000
Series A preference shares
Share capital
At the beginning of financial year, Number of shares				2,100
Shares issued	6,300	100	2,000	6,300	2,100
Issuance of shares					$ 10,500,000
At end of financial year, Number of shares				8,400	2,100